INCENTIVE PAYABLES TO MEMBERS (Tables)	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Schedule of incentive payables to member

	As of December 31,
	2018	2019
	RMB	RMB
Accruals of Yunbi granted under member incentive program(1)	9,030	251
Discounts and referral incentive payable(2)	412,915	384,235

Total incentive payables to members	421,945	384,486

(1)
Accruals of Yunbi granted under member incentive program represents the value of unredeemed units of Yunbi granted to the members under the Group’s member incentive program as of December 31, 2018 and 2019. Forfeiture rate is considered to determine their value when granted, which is estimated based on historical data.

(2)
Discounts and referral incentive payable represents unpaid balances of discounts granted to members for their self-purchase and referral incentives earned by the members for their referral efforts and is transferred to the members’ individual Yunji App accounts. These unpaid balances are maintained collectively in the members’ Yunji App accounts and can be withdraw as cash upon the members’ requests.